Financial instruments and related risk management (Derivatives) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Net	$ 2,245	$ (143,506)
Gains (losses) on derivatives	95,017	(183,103)
Current portion of other liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Net	(12,345)	(83,890)
Other liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Net	(6,576)	(59,719)
Current portion of long-term receivables, investments and other [member]
Disclosure of detailed information about financial instruments [line items]
Net	8,933	68
Long-term receivables, investments and other [Member]
Disclosure of detailed information about financial instruments [line items]
Net	12,233	35
Foreign currency contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Net	3,922	(140,334)
Gains (losses) on derivatives	94,838	(182,988)
Interest rate contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Net	(1,677)	(3,172)
Gains (losses) on derivatives	$ 179	$ (115)